
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/1997


Institutional Investment Manager:

MUHLENKAMP & COMPANY
12300 PERRY HIGHWAY
WEXFORD                                           PA            15090


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND
THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT
IS TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL
REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS
OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT
REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND
SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY
SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

/S/ JOHN H. KUNKLE  TREASURER  12/31/97
Muhlenkamp & Company
FORM 13F
December 31, 1997

               Title                          Dis             Voting ath
               of                                             --------------
Security       ClassCUSIP    Market ValQty.   SolShareOtheMgrsSoleShare None
----------------------------------------------------------------------------

COMMON STOCK
------------
AGCO Corp.     COM  001084102   5771025 197300 x                  197300

AMR Corp.      COM  001765106   4741650  36900 x                   36900

Aeroquip-VickerCOM  896678109   5195772 105900 x                  105900

Air Express IntCOM  009104100   3555736 116581 x                  116581

Amer. Bankers ICOM  024456105   2200406  47900 x                   47900

Applied MateriaCOM  0382221      325350  10800 x                   10800

Armstrong WorldCOM  042476101   4043975  54100 x                   54100

BE Aerospace InCOM  073302101   3547050 132600 x                  132600

Burlington NortCOM  12189T104   3168332  34091 x                   34091

Chase ManhattanCOM  16161A108   1829526  16708 x                   16708


Citicorp       COM  173034109   3518123  27825 x                   27825

Coach USA      COM  18975L10     737000  22000 x                   22000

Commercial Int COM  201709102   3479775 167700 x                  167700

Computer Assoc COM  204912109   1301786  24562 x                   24562

Conseco Inc.   COM  208464107   9629130 211918 x                  211918

Dana Corp      COM  23581110     746937  15725 x                   15725

Deere & Co.    COM  244199105   2726100  46800 x                   46800

Edwards, A. G. COM  281760108   2662733  66987 x                   66987

Fannie Mae     COM  313586109   8551689 149864 x                  149864

Fidelity Nat'l COM  316326107   3429531 110186 x                  110186

Ford           COM  345370100   7041635 145000 x                  145000

Frontier InsuraCOM  359081106   5734855 250704 x                  250704

General ElectriCOM  369604103   2855461  38916 x                   38916

Global Marine  COM  379352404   1647923  67091 x                   67091

Graco Inc.     COM  384109104   3141712  84200 x                   84200

Green Tree Fin COM  393505102   9588841 366154 x                  366154

Griffon Corp.  COM  398433102   2573707 175980 x                  175980

Helix          COM  423319102   3471000 178000 x                  178000

Idex Corp      COM  45167R104   2843184  81525 x                   81525

Intel Corp     COM  458140100    646300   9200 x                    9200

International CCOM  458978103     83750  10000 x                   10000

J. P. Morgan   COM  616880100    242681   2150 x                    2150

JLG Industries COM  466210101   2693637 190700 x                  190700

Lincare HoldingCOM  532791100    570000  10000 x                   10000

Lockheed MartinCOM  539830109   3000704  30464 x                   30464

Loews Corp.    COM  540424108   3820500  36000 x                   36000

Matthews Inter'COM  577128101    510400  11600 x                   11600

Mellon Bank    COM  585509102   9530250 157200 x                  157200

Merck & CompanyCOM  589331107    256838   2423 x                    2423


Merrill Lynch  COM  590188108   6396663  87700 x                   87700

Morgan Stanley COM  24204v105   3014784  50990 x                   50990

NVR Inc.       COM  62944T105    481250  22000 x                   22000

National City CCOM  635405103   3221224  48992 x                   48992

National RV HldCOM  637277104   9323350 283600 x                  283600

Philip Morris  COM  718154107   8175770 180680 x                  180680

RMI Titanium CoCOM  74961H203   1899800  94400 x                   94400

Reliance Group COM  759464100   4960700 351200 x                  351200

SCIOS Inc      COM  808905103    400000  40000 x                   40000

Scotsman Inds  COM  809340102    537625  22000 x                   22000

Southwest SEC  COM  845224104   5044155 197810 x                  197810

Stanley FurnituCOM  854305208   4894850 175600 x                  175600

Sunamerica Inc.COM  866930100   8214412 192150 x                  192150

Superior IndustCOM  868168105   1876768  69996 x                   69996

Travelers Inc. COM  894190107    703068  13050 x                   13050

Vesta          COM  925391104   4951875  83400 x                   83400

Winsloew FurnitCOM  975377102   3122792 215365 x                  215365

N & B Partners MUT  64122440     340808  12958 x                   12958

Schwab Muni    MUT  80850810      41117  41117 x                   41117

William Blair  MUT  09300110     314468  20487 x                   20487
                             ----------------
GRAND TOTAL                   199330488
                             ================


Name, Title and Telephone Number of Person Submitting Report:

    JOHN H KUNKLE                  TREASURER                    4129355520


Signature, Place and Date of Signing:

/s/ JOHN H KUNKLE                  WEXFORD                      PA    01/28/1998






                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE
